Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets
Schedule of Other Assets

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Current
Receivable from on-line payment platforms	40,831,573	53,983,324	8,471,162
Interest receivable	5,298,869	49,347,369	7,743,679
Deposits	5,262,478	11,168,379	1,752,562
Advance to suppliers	5,581,884	5,206,428	817,002
VAT recoverable	—	5,009,469	786,095
Others	20,674,990	18,022,194	2,828,076
Total	77,649,794	142,737,163	22,398,576

Non-current
Acquisition deposits	8,216,700	6,650,200	1,043,561
Rental deposit	7,410,000	56,962,580	8,938,672
Interest receivable	33,772,617	5,737,675	900,366
Purchase deposits for buildings	—	197,723,649	31,027,156
Returnable consideration from the acquisition of Urban Hotel Group	1,833,421	5,385,583	845,115
VAT recoverable	—	10,774,251	1,690,715
Others	15,402,656	46,132,402	7,239,181
Total	66,635,394	329,366,340	51,684,766